Fair value measurements (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 5,400,433	$ 5,104,529
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	493,585	489,476
Fair Value, Inputs, Level 1, Level 2, and Level 3 | M&T Bank Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	447,557	441,099
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	46,028	48,377
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	493,585	489,476
Level 1 | M&T Bank Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	447,557	441,099
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	46,028	48,377
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | M&T Bank Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | M&T Bank Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 4,906,848	$ 4,615,053